CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 2,929,015	$ 3,579,700	$ 2,692,953
Accounts receivable, net of allowance for doubtful accounts of $41,077 and $74,706 at September 30, 2018 and March 31, 2018, respectively	654,983	667,073	0
Inventory	1,707,415	1,049,372	89,037
Prepaid expenses	856,494	1,956,734	166,378
TOTAL CURRENT ASSETS	6,147,907	7,252,879	2,948,368
Property and Equipment, Net	20,873,035	13,759,157	8,642,677
Intangible assets, net of accumulated amortization of $5,355 and $4,140 at September 30, 2018 and March 31, 2018, respectively	1,636,659	1,404,366	154,786
Deposits and Prepayments	1,440,264	1,464,457	1,203,305
Other Assets	308,255	168,895	57,743
TOTAL ASSETS	30,406,120	24,049,754	13,006,879
CURRENT LIABILITIES:
Accounts Payable	471,802	371,925	176,152
Accrued Interest	96,664	175,878	48,969
Accrued Liabilities	339,150	316,090	447,710
Notes payable, net of unamortized discount of $0.8 million and $5.0 million at September 30, 2018 and March 31, 2018, respectively	1,148,640	1,056,301	2,734
TOTAL CURRENT LIABILITIES	2,056,256	1,920,194	675,565
Notes payable, net of unamortized discount of $0.04 million and $0 at September 30, 2018 and March 31, 2018, respectively	270,575	355,233	155,312
Capital Lease Obligations	6,072,237	6,142,606	3,771,321
TOTAL LIABILITIES	8,399,068	8,418,033	4,602,198
STOCKHOLDERS' EQUITY:
Common Stock, $0.0001 par value, 400,000,000 and 250,000,000 shares authorized, 221,760,237 and 168,616,855 shares issued and outstanding at September 30, 2018 and March 31, 2018, respectively	22,176	16,862	12,441
Additional Paid In Capital	88,860,249	70,961,104	43,569,864
Accumulated Deficit	(75,997,660)	(58,229,235)	(35,255,045)
TOTAL GB SCIENCES,INC.STOCKHOLDERS' EQUITY	12,884,765	12,748,731	8,327,260
Non-controlling interest	9,122,287	2,882,990	77,421
TOTAL EQUITY	22,007,052	15,631,721	8,404,681
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 30,406,120	$ 24,049,754	$ 13,006,879